Inventories	12 Months Ended
Dec. 31, 2022
Inventories [abstract]
Disclosure of inventories [text block]
17 Inventories
Accounting policies
Inventories
Commodity inventories not held for trading purposes are stated at the lower of cost and net realisable value. Cost is determined by the
first-in first-out method and comprises direct purchase costs, cost of production, transportation, and manufacturing expenses. With
effect from 2022, due to the evolving trading business in the Group, fair value less cost to sell (FVLCS)

is considered the appropriate
measurement basis for commodity inventories held for trading purposes, with subsequent changes in

FV recognised in the
Consolidated statement of income under Other revenues. These inventories are categorised within level

2 of the fair value hierarchy.
Comparative numbers have not been restated due to materiality.
At 31 December
(in USD million) 2022 2021
Crude oil 2,115 2,014
Petroleum products 451 315
Natural gas 127 642
Commodity inventories at the lower of cost and net

realisable value
2,693 2,971
Natural gas held for trading purposes measured

at fair value
1,994 0
Other 517 424
Total inventories 5,205 3,395
The write-down of inventories from cost to net realisable value amounted to an expense of USD 143 million and USD
77

million in
2022 and 2021, respectively. Inventories held for trading purposes consist of gas stores held by Danske Commodities.